Revenue from Contracts with Customers - Details of Revenue from Contracts with Customers based on Service Contract and Timing of Satisfaction of Performance Obligations (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 500,845	₩ 725,516	₩ 463,618
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	111	119	25
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	500,734	725,397	463,593
Micro-transaction revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	409,951	639,231	341,769
Micro-transaction revenue | Online game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	61,425	70,566	80,147
Micro-transaction revenue | Mobile game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	348,526	568,665	261,622
Royalties and license fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	72,714	71,390	106,259
Royalties and license fees | Online game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15,564	10,451	9,109
Royalties and license fees | Mobile game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	57,150	60,939	97,150
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 18,180	₩ 14,895	₩ 15,590